UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

INVESTMENT COMPANY ACT FILE NUMBER:	811-21547

EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER:	Calamos Global Total Return Fund

ADDRESS OF PRINCIPAL EXECUTIVE OFFICES:	2020 Calamos Court, Naperville
Illinois 60563

NAME AND ADDRESS OF AGENT FOR SERVICE:	John P. Calamos, Sr., President
Calamos Advisors LLC
2020 Calamos Court,
Naperville, Illinois
60563

REGISTRANT’S TELEPHONE NUMBER, INCLUDING AREA CODE:	(630) 245-7200

DATE OF FISCAL YEAR END:	October 31, 2007

DATE OF REPORTING PERIOD:	July 31, 2007

ITEM 1. SCHEDULE OF INVESTMENTS July 31, 2007 (UNAUDITED)
CALAMOS GLOBAL TOTAL RETURN FUND
Schedule of Investments July 31, 2007 (unaudited)

Principal
Amount		Value

Corporate Bonds (33.8%)
	Consumer Discretionary (17.1%)
$1,500,000	Asbury Automotive Group, Inc.*
	7.625%, 03/15/17	$1,387,500
2,250,000	Beazer Homes USA, Inc.~
	8.375%, 04/15/12	1,890,000
2,060,000	DIRECTV Financing Company, Inc.~
	8.375%, 03/15/13	2,096,050
1,000,000	Expedia, Inc.
	7.456%, 08/15/18	978,487
1,600,000	Ford Motor Company~
	9.875%, 08/10/11	1,621,535
1,000,000	General Motors Corp.^
	7.200%, 01/15/11	902,500
1,875,000	Goodyear Tire & Rubber Company~
	7.857%, 08/15/11	1,865,625
2,000,000	Hanes Brands, Inc.^‡
	8.784%, 12/15/14	1,970,000
2,000,000	Idearc, Inc.~
	8.000%, 11/15/16	1,905,000
440,000	Jarden Corp.
	7.500%, 05/01/17	398,200
2,000,000	Liberty Media Corp.^
	8.250%, 02/01/30	1,916,856
2,000,000	Mandalay Resort Group
	7.625%, 07/15/13	1,805,000
2,325,000	NCL Holding, ASA~
	10.625%, 07/15/14	2,139,000
2,000,000	Royal Caribbean Cruises, Ltd.
	7.500%, 10/15/27	1,778,668
2,000,000	Service Corporation International*
	7.500%, 04/01/27	1,790,000

		24,444,421

	Consumer Staples (2.4%)
1,500,000	Del Monte Foods Company~
	8.625%, 12/15/12	1,515,000
	Pilgrim’s Pride Corp.
1,500,000	8.375%, 05/01/17^	1,432,500
500,000	7.625%, 05/01/15~	485,000

		3,432,500

	Energy (1.6%)
1,300,000	Hanover Compressor Company
	9.000%, 06/01/14	1,439,750
750,000	Petróleo Brasileiro, SA
	8.375%, 12/10/18	841,875

		2,281,625

	Financials (0.4%)
500,000	E*TRADE Financial Corp.
	7.875%, 12/01/15	517,500

	Health Care (1.9%)
1,800,000	HCA, Inc.*
	9.250%, 11/15/16	1,791,000
1,000,000	Tenet Healthcare Corp.
	9.250%, 02/01/15	860,000

		2,651,000

Principal
Amount		Value

	Industrials (1.3%)
$1,800,000	H&E Equipment Service, Inc.~
	8.375%, 07/15/16	$1,845,000

	Information Technology (3.2%)
900,000	Avago Technologies^
	11.875%, 12/01/15	990,000
1,000,000	iPayment, Inc.
	9.750%, 05/15/14	960,000
2,700,000	SunGard Data Systems, Inc.~
	9.125%, 08/15/13	2,693,250

		4,643,250

	Materials (2.9%)
900,000	Ineos Group Holdings, PLC*
	7.875%, 02/15/16	1,078,957
2,000,000	Mosaic Company*^
	7.625%, 12/01/16	2,020,000
1,000,000	Polyone Corp.^
	8.875%, 05/01/12	1,005,000

		4,103,957

	Telecommunication Services (3.0%)
1,700,000	Citizens Communications Company~
	9.000%, 08/15/31	1,589,500
2,000,000	Leap Wireless International, Inc.~
	9.375%, 11/01/14	1,982,500
750,000	Windstream Corp.
	8.625%, 08/01/16	763,125

		4,335,125

	TOTAL CORPORATE BONDS
	(Cost $50,556,891)	48,254,378

Convertible Bonds (18.9%)
	Consumer Discretionary (7.4%)
1,000,000	Amazon.com, Inc.
	4.750%, 02/01/09	1,077,500
1,500,000	Ford Motor Company~
	4.250%, 12/15/36	1,743,750
1,500,000	General Motors Corp.~
	6.250%, 07/15/33	1,332,600
1,500,000	Intralot SA
	2.250%, 12/20/13	2,331,328
1,700,000	Punch Taverns Redwood Jersey
	Company Ltd.
	5.000%, 12/14/10	4,121,933

		10,607,111

	Health Care (1.3%)
1,700,000	Wyeth‡~
	4.886%, 01/15/24	1,813,560

	Industrials (3.1%)
1,700,000	MTU Aero Engines Holdings, AG
	2.750%, 02/01/12	2,811,377
1,175,000	Quanta Services, Inc.*~
	3.750%, 04/30/26	1,655,281

		4,466,658

See accompanying Notes to Schedule of Investments

1

CALAMOS GLOBAL TOTAL RETURN FUND
Schedule of Investments July 31, 2007 (unaudited)

Principal
Amount		Value

	Information Technology (3.1%)
$3,300,000	Business Objects, SA
	2.250%, 01/01/27	$2,011,386
2,500,000	Intel Corp.^~
	2.950%, 12/15/35	2,440,625

		4,452,011

	Telecommunication Services (2.1%)
3,000,000	NII Holdings, Inc.*
	3.125%, 06/15/12	3,022,500

	Utilities (1.9%)
1,550,000	International Power, PLC
	3.250%, 07/20/13	2,681,584

	TOTAL CONVERTIBLE BONDS
	(Cost $26,201,398)	27,043,424

Number of
Shares		Value

Convertible Preferred Stocks (4.8%)

	Financials (2.1%)
32,000	MetLife, Inc.
	6.375%	956,160
2,300	Swiss Re
	6.000%	1,969,870

		2,926,030

	Materials (2.7%)
450	Givaudan SA
	5.375%	3,877,197

	TOTAL CONVERTIBLE PREFERRED STOCKS
	(Cost $6,862,566)	6,803,227

Common Stocks (78.3%)
	Consumer Discretionary (6.9%)
20,000	Carnival Corp.~	886,200
135,000	Esprit Holdings, Ltd.	1,804,109
53,000	Hennes & Mauritz AB	3,045,499
50,000	Honda Motor Company, Ltd.	1,815,474
20,000	Industria de Diseno Textil, SA	1,196,342
20,000	Nike, Inc.~	1,129,000

		9,876,624

	Consumer Staples (13.7%)
100,000	British American Tobacco, PLC	3,231,569
40,000	Coca-Cola Company~	2,084,400
225,000	Grupo Modelo, S.A. de C.V.	1,218,310
44,000	Heineken, NV	2,788,451
32,000	InBev, NV	2,576,887
7,000	Nestle Holdings, Inc.	2,689,244
40,000	Reynolds American, Inc.~	2,446,800
375,000	Wal-Mart de Mexico SA de CV	1,363,581
50,000	Woolworths, Ltd.	1,152,424

		19,551,666

	Energy (7.6%)
16,000	Canadian Natural Resources, Ltd.	1,098,013
30,000	Chevron Corp.~	2,557,800
30,000	ENI S.p.A.	1,049,894
170,000	Nippon Oil Corp.	1,513,559

Number of
Shares		Value

31,000	PetroChina Company, Ltd.^~	$4,565,060

		10,784,326

	Financials (18.4%)
105,000	Australian Stock Exchange, Ltd.	4,336,130
33,120	EFG Eurobank Ergasias	1,176,449
7,000	Goldman Sachs Group, Inc.~	1,318,380
475,000	Henderson Group, PLC	1,493,110
40,000	JPMorgan Chase & Company~	1,760,400
43,000	Macquarie Bank, Ltd.	2,968,129
48,000	Piraeus Bank, SA	1,701,939
170,000	QBE Insurance Group, Ltd.	4,292,982
27,500	Royal Canadian Bank	1,394,334
924,000	Singapore Exchange, Ltd.	5,834,483

		26,276,336

	Health Care (8.2%)
10,000	Alcon, Inc.^	1,365,000
43,000	Astellas Pharma, Inc.	1,766,574
21,000	CSL, Ltd.	1,573,479
21,000	Johnson & Johnson~	1,270,500
60,000	Merck & Company, Inc.~	2,979,000
72,000	Pfizer, Inc.~	1,692,720
6,000	Roche Holding, AG	1,062,638

		11,709,911

	Industrials (0.9%)
40,000	Leighton Holdings, Ltd.	1,316,222

	Information Technology (19.2%)
37,000	Canon, Inc.	1,955,610
90,000	Infosys Technologies, Ltd.~	4,464,000
68,000	Microsoft Corp.~	1,971,320
13,000	Nintendo Company, Ltd.	6,267,678
225,000	Nokia Corp.	6,427,464
20,000	SAP, AG	1,082,864
17,000	TDK Corp.	1,449,171
185,000	Toshiba Corp.	1,735,070
240,000	Vtech Holdings, Ltd.	2,126,559

		27,479,736

	Telecommunication Services (3.4%)
38,000	America Movil, S.A. de C.V.~	2,275,440
400,000	BT Group, PLC#	2,535,089

		4,810,529

	TOTAL COMMON STOCKS
	(Cost $83,899,079)	111,805,350

Warrants (0.1%)
	Consumer Discretionary (0.1%)
36,362	Expedia, Inc.#
	(Cost $72,179)	152,266

Number of
Contracts		Value

Put Options (0.5%)
	Financials (0.5%)
	SPDR Trust Series 1#
1,000	Put, 12/22/07, Strike $137.00	395,000
See accompanying Notes to Schedule of Investments

2

CALAMOS GLOBAL TOTAL RETURN FUND
Schedule of Investments July 31, 2007 (unaudited)

Number of
Contracts		Value

700	Put, 09/22/07, Strike $143.00	$252,000

	TOTAL PUT OPTIONS
	(Cost $462,350)	647,000

Number of
Shares		Value

Investment in Affiliated Fund (5.5%)
7,875,941	Calamos Government Money Market Fund — Class I Shares
	5.111%
	(Cost $7,875,941)	7,875,941

Investments of Cash Collateral for Securities on Loan (8.8%)
12,575,861	Bank of New York Institutional Cash Reserve Fund current rate 5.401%
	(Cost $12,575,861)	12,575,861

TOTAL INVESTMENTS (150.7%)
(Cost $188,506,265)		215,157,447

PAYABLE UPON RETURN OF SECURITIES ON LOAN (-8.8%)		(12,575,861)

LIABILITIES, LESS OTHER ASSETS (-0.5%)		(715,364)

PREFERRED SHARES AT REDEMPTION VALUE INCLUDING DIVIDENDS PAYABLE (-41.4%)		(59,058,504)

NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS (100.0%)		$142,807,718

See accompanying Notes to Schedule of Investments

3

Number of
Contracts		Value

Written Options (-1.7%)
Financials (-1.7%)
	iShares MSCI EAFE Index Fund#
3,275	Call, 09/22/07, Strike $76.00	(1,539,250)
1,350	Call, 12/22/07, Strike $84.00	(286,875)
825	Call, 12/22/07, Strike $83.00	(210,375)

		(2,036,500)

	SPDR Trust Series 1#
400	Call, 12/22/2007, Strike $158.00	(96,000)
250	Call, 10/20/2007, Strike $152.00	(68,750)
185	Call, 09/22/2007, Strike $143.00	(128,575)
115	Call, 09/22/2007, Strike $144.00	(71,300)
100	Call, 12/22/2007, Strike $157.00	(27,000)

		(391,625)

	TOTAL WRITTEN OPTIONS
	(Premium $2,286,496)	$(2,428,125)

NOTES TO SCHEDULE OF INVESTMENTS
Note: Value for Securities denominated in foreign currencies are shown in U.S. dollars. The principal amount for such securities are shown in the respective foreign currency. The date shown on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

*	Securities issued and sold pursuant to a Rule 144A transaction are excepted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted or excepted from such registration requirements. At July 31, 2007 the value of 144A securities that could not be exchanged to the registered form is $11,089,957 or 7.8% of net assets.

^	Security, or portion of security, is on loan.

‡	Variable rate or step bond security. The rate shown is the rate in effect at July 31, 2007.

#	Non-income producing security.

~	Security, or portion of security, is held in a segregated account as collateral for written options aggregating a total market value of $59,059,246.

CALAMOS GLOBAL TOTAL RETURN FUND
Country Allocation as of July 31, 2007

Country	% of Portfolio
United States	39.5%
Japan	8.6
Australia	8.1
United Kingdom	7.3
Switzerland	5.7
Finland	3.3
Bermuda	3.2
Singapore	3.0
Greece	2.7
Mexico	2.5
China	2.4
India	2.3
Germany	2.0
Sweden	1.6
Netherlands	1.6
Belgium	1.3
Canada	1.3
France	1.1
Liberia	0.9
Spain	0.6
Italy	0.6
Brazil	0.4
Totals:	100.0%
Country allocations vary over time.

NOTES TO SCHEDULE OF INVESTMENTS
(unaudited)
NOTE 1 — ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Organization. CALAMOS Global Total Return Fund (the “Fund”) was organized as a Delaware statutory trust on March 30, 2004 and is registered under the Investment Company Act of 1940 (the “1940 Act”) as a diversified, closed-end management investment company. The Fund commenced operations on October 27, 2005.
The Fund’s investment objective is to provide total return through a combination of capital appreciation and current income.
Portfolio Valuation. The valuation of the Fund’s portfolio securities is in accordance with policies and procedures adopted by and under the ultimate supervision of the Board of Trustees.
Portfolio securities that are traded on U.S. securities exchanges, except option securities, are valued at the last current reported sales price at the time as of which a Fund determines its net asset value (“NAV”). Securities traded in the over-the-counter (“OTC”) market and quoted on The NASDAQ Stock Market are valued at the NASDAQ Official Closing Price (“NOCP”), as determined by NASDAQ, or lacking a NOCP, the last current reported sale price on NASDAQ at the time as of which a Fund determines its NAV.
When a most recent last sale or closing price is not available, portfolio securities, other than option securities, that are traded on a U.S. securities exchange and other securities traded in the OTC market are valued at the mean between the most recent bid and asked quotations in accordance with guidelines adopted by the Board of Trustees. Each option security traded on a U.S. securities exchange is valued at the mid-point of the consolidated bid/ask quote for the option security, also in accordance with guidelines adopted by the Board of Trustees. Each OTC option that is not traded through the Options Clearing Corporation is valued by the counterparty to such option.
Trading in securities on European and Far Eastern securities exchanges and OTC markets is typically completed at various times before the close of business on each day on which the New York Stock Exchange (“NYSE”) is open. Each security trading on these exchanges or OTC markets is evaluated utilizing a systematic fair valuation model provided by an independent pricing service approved by the Board of Trustees. The valuation of each security that meets certain criteria in relation to the valuation model is systematically adjusted to reflect the impact of movement in the U.S. market after the foreign markets close. Securities that do not meet the criteria, or that are principally traded in other foreign markets, are valued as of the last current sale price at the time as of which the Fund determines its NAV, or when reliable market prices or quotations are not readily available, at the mean between the most recent bid and asked quotations as of the close of the appropriate exchange or other designated time, in accordance with guidelines adopted by the Board of Trustees. Trading of foreign securities may not take place on every NYSE business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the NYSE is not open and on which the Fund’s NAV is not calculated.
If the pricing committee determines that the valuation of a security in accordance with the methods described above is not reflective of a fair value for such security, the security, including any thinly-traded security, junk bond or synthetic convertible instrument, is valued at a fair value by the pricing committee, under the ultimate supervision of the Board of Trustees, following the guidelines and/or procedures adopted by the Board of Trustees.
The Fund also may use fair value pricing, under the ultimate supervision of the Board of Trustees, following the guidelines and/or procedures adopted by the Board of Trustees, if the value of a foreign security it holds is materially affected by events occurring before their valuation time but after the

NOTES TO SCHEDULE OF INVESTMENTS
(unaudited)
close of the primary market or exchange on which the security is traded. Those procedures may utilize valuations furnished by pricing services approved by the Board of Trustees, which may be based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities.
When fair value pricing of securities is employed, the prices of securities used by a Fund to calculate its NAV may differ from market quotations or official closing prices.
Investment Transactions. Short-term and long-term investment transactions are recorded on a trade date basis on July 31, 2007.
Foreign Currency Translation. Values of investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using a rate quoted by a major bank or dealer in the particular currency market, as reported by a recognized quotation dissemination service.
Option Transactions. For hedging and investment purposes, the Fund may purchase or write (sell) put and call options. One of the risks associated with purchasing an option, is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.
When a Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from written options. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a written call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss. If a written put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.
NOTE 2 — INVESTMENTS
The following information is presented on a Federal income tax basis as of July 31, 2007. Differences between the cost basis under U.S. generally accepted accounting principles and Federal income tax purposes are primarily due to timing differences.
The cost basis of investments for Federal Income tax purposes at July 31, 2007 was as follows:

Cost basis of investments	$188,651,788

Gross unrealized appreciation	31,122,239
Gross unrealized depreciation	(4,616,580)

Net unrealized appreciation (depreciation)	$26,505,659

NOTES TO SCHEDULE OF INVESTMENTS
(unaudited)
Investments in Affiliated Fund. The Fund held the following investment in an affiliated fund as of July 31, 2007. Purchases, sales, dividend income and capital gains are shown during the period from November 1, 2006, through July 31, 2007.

					Distributed
	Value				Capital	Value
	October 31,		Sales	Dividend	Gains	July 31,
Affiliated Fund	2006	Purchases	Proceeds	Income	Distributed	2007
Calamos Government Money Market Fund	$—	$26,596,785	$18,720,844	$36,304	$—	$7,875,941
NOTE 3 — FORWARD FOREIGN CURRENCY CONTRACTS
There were no open forward currency contracts at July 31, 2007.
NOTE 4 — PREFERRED SHARES
There are unlimited shares of Auction Rate Cumulative Preferred Shares (“Preferred Shares”) authorized. The Preferred Shares have rights as determined by the Board of Trustees. The 2,360 shares of Preferred Shares outstanding consist of one series, 2,360 shares of T. The Preferred Shares have a liquidation value of $25,000 per share plus any accumulated but unpaid dividends, whether or not declared.
NOTE 5 — SYNTHETIC CONVERTIBLE SECURITIES
The Fund may establish a “synthetic” convertible instrument by combining separate securities that possess the economic characteristics similar to a convertible security, i.e., fixed-income securities (“fixed-income component”, which may be a convertible or non-convertible security) and the right to acquire equity securities (“convertible component”). The fixed-income component is achieved by investing in fixed income securities such as bonds, preferred stocks, and money market instruments. The convertible component is achieved by investing in warrants or options to buy common stock at a certain exercise price, or options on a stock index. In establishing a synthetic instrument, the Fund may pool a basket of fixed-income securities and a basket of warrants or options that produce the economic characteristics similar to a convertible security. Within each basket of fixed-income securities and warrants or options, different companies may issue the fixed-income and convertible components, which may be purchased separately and at different times.
The Fund may also purchase synthetic securities created by other parties, typically investment banks, including convertible structured notes. Convertible structured notes are fixed-income debentures linked to equity. Convertible structured notes have the attributes of a convertible security; however, the investment bank that issued the convertible note assumes the credit risk associated with the investment, rather than the issuer of the underlying common stock into which the note is convertible. Purchasing synthetic convertible securities may offer more flexibility than purchasing a convertible security.
NOTE 6 — SECURITIES LENDING
For the period ended July 31, 2007, the Fund loaned one or more of their securities to broker-dealers and banks. Any such loan must be continuously secured by collateral in cash or cash equivalents maintained on a current basis in an amount at least equal to the market value of the securities loaned by the Fund. The Fund continues to receive the equivalent of the interest or dividends paid by the

NOTES TO SCHEDULE OF INVESTMENTS
(unaudited)
issuer on the securities loaned and also receive an additional return that may be in the form of a fixed fee or a percentage of the income earned on the collateral. The Fund may pay reasonable fees to persons unaffiliated with the Fund for services in arranging these loans. The Fund has the right to call the loan and obtain the securities loaned at any time on notice of not less than five business days. The Fund does not have the right to vote the securities during the existence of the loan but could call the loan in an attempt to permit voting of the securities in certain circumstances. Upon return of the securities loaned, the cash or cash equivalent collateral will be returned to the borrower. In the event of bankruptcy or other default of the borrower, the Fund could experience both delays in liquidating the loan collateral or recovering the loaned securities and losses, including (a) possible decline in the value of the collateral or in the value of the securities loaned during the period while the Fund seeks to enforce its rights thereto, (b) possible subnormal levels of income and lack of access to income during this period, and (c) the expenses of enforcing their rights. In an effort to reduce these risks, the Fund’s securities lending agent monitors and reports to Calamos Advisors on the creditworthiness of the firms to which a Fund lends securities. At July 31, 2007, the Fund had securities valued at $12,190,672 that were on loan to broker-dealers and banks and $12,575,861 in cash or cash equivalent collateral.

ITEM 2. CONTROLS AND PROCEDURES.
a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.
b) There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
ITEM 3. EXHIBITS.
     (a) Certification of Principal Executive Officer.
     (b) Certification of Principal Financial Officer.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Calamos Global Total Return Fund

By:	/s/ John P. Calamos, Sr.

Name:	John P. Calamos, Sr.
Title:	Principal Executive Officer
Date:	September 25, 2007
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Calamos Global Total Return Fund

By:	/s/ John P. Calamos, Sr.

Name:	John P. Calamos, Sr.
Title:	Principal Executive Officer
Date:	September 25, 2007

By:	/s/ Patrick H. Dudasik

Name:	Patrick H. Dudasik
Title:	Principal Financial Officer
Date:	September 25, 2007